EQUITY (Details2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrants Issued	83,680
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average risk free interest rate	0.20%	0.20%
Weighted average expected life (in years)	9 months 18 days	1 year 1 month 6 days
Warrants1member
Warrants Issued	25,000	14,259
Exercise price	$ 3.00	$ 3.60
Issuance Date	Nov. 01, 2013
Expiration Date	Nov. 01, 2016
Vesting	No
Warrants2Member
Warrants Issued	26,180	25,000
Exercise price	$ 2.00	$ 3.00
Issuance Date	Jul. 21, 2010
Expiration Date	Jul. 21, 2015
Vesting	No
Warrants3Member
Warrants Issued	7,500	20,640
Exercise price	$ 2.00	$ 2.00
Issuance Date	Sep. 03, 2010
Expiration Date	Sep. 03, 2015
Vesting	No
Warrants4Member
Warrants Issued	2,500	21,240
Exercise price	$ 2.00	$ 2.00
Issuance Date	Nov. 01, 2013
Expiration Date	Nov. 01, 2016
Vesting	No
Warrants 5 [Member]
Warrants Issued		9,000
Exercise price		$ 2.00
Warrants 6 [Member]
Warrants Issued		25,000
Exercise price		$ 2.00